Income Taxes - Changes in net deferred Tax assets liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Total net deferred tax assets (liabilities) at January 1,	$ (424)	$ (228)
Change in temporary differences	4,643	(219)
Translation differences	12	23
Total net deferred tax assets (liabilities) at December 31,	$ 4,231
Total net deferred tax assets (liabilities) at December 31,		$ (424)